Accounts Payable - Schedule of Components of Accounts Payable (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Components of Accounts Payable [Abstract]
Trade payables	$ 2,108,370	$ 413,492
Total	$ 2,108,370	$ 413,492